UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2959

DWS Tax Free Money Fund

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.1%
Alabama 2.4%
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 3.45% *, 2/15/2027 (a)	4,425,000	4,425,000
Arizona 2.0%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 3.38% *, 7/1/2045 (a)	400,000	400,000
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Centertree Apartments Project, Series A, AMT, 3.47% *, 10/15/2030	1,780,000	1,780,000
Salt River, AZ, Agricultural Improvement & Power District, 3.75%, 9/13/2006	1,575,000	1,575,000

		3,755,000
Arkansas 1.3%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.53% *, 5/1/2015, Northern Trust Co. (b)	2,500,000	2,500,000
Colorado 2.0%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.45% *, 12/1/2024 (a)	1,580,000	1,580,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.45% *, 12/1/2023 (a)	2,085,000	2,085,000

		3,665,000
District of Columbia 1.9%
District of Columbia, Center for Internships & Academic Revenue, 3.45% *, 7/1/2036, Branch Banking & Trust (b)	1,700,000	1,700,000
District of Columbia, General Obligation, Series PT-2440, 144A, 3.45% *, 6/1/2024 (a)	1,880,000	1,880,000

		3,580,000
Florida 6.1%
Florida, Municipal Securities Trust Certificates, “A”, Series 7007, AMT, 144A, 3.49% *, 3/1/2040 (a)	3,600,000	3,600,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.43% *, 9/1/2029, Bank of America NA (b)	2,090,000	2,090,000
Pasco County, FL, School Board Certificates of Participation, 3.41% *, 8/1/2026 (a)	2,125,000	2,125,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.42% *, 7/1/2035, Bank of America NA (b)	3,500,000	3,500,000

		11,315,000
Georgia 1.4%
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.45% *, 8/1/2035, Branch Banking & Trust (b)	2,500,000	2,500,000
Illinois 9.9%
Chicago, IL, De La Salle Institute Project Revenue, 3.47% *, 4/1/2027, Fifth Third Bank (b)	1,697,000	1,697,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 3.7% *, 10/1/2018, Bank One NA (b)	1,935,000	1,935,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.53% *, 3/1/2032, JPMorgan Chase Bank (b)	1,100,000	1,100,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.48% *, 2/1/2029, Bank One NA (b)	1,825,000	1,825,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.65% *, 12/1/2020, Bank One NA (b)	1,500,000	1,500,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.51% *, 8/1/2027, LaSalle Bank NA (b)	1,490,000	1,490,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.45% *, 11/15/2023 (a)	3,515,000	3,515,000

Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.45% *, 6/15/2023	4,465,000	4,465,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, AMT, 3.53% *, 4/1/2025, Harris Trust & Savings Bank (b)	845,000	845,000

		18,372,000
Indiana 8.7%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.34% *, 1/15/2012 (a)	4,000,000	4,000,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.53% *, 11/30/2017, Northern Trust Co. (b)	1,000,000	1,000,000
Indiana, Health & Educational Facility Financing Authority Revenue, Community Village Hartsfield, Series A, 3.4% *, 8/1/2036, Harris NA (b)	3,875,000	3,875,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.48% *, 4/1/2024, Bank One NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.51% *, 6/1/2022, LaSalle Bank NA (b)	1,000,000	1,000,000
Indiana, Terre Haute Industrial Revenue, Westminster Village, Series A, 3.48% *, 8/1/2036, Sovereign Bank FSB (b)	1,000,000	1,000,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 3.45% *, 6/1/2018 (a)	2,275,000	2,275,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.49% *, 1/1/2030 (a)	1,000,000	1,000,000

		16,150,000
Iowa 0.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health System, Series B, 3.45% *, 1/1/2028 (a)	100,000	100,000
Kentucky 6.0%
Jeffersontown, KY, Lease Program Revenue, League of Cities Funding Trust, 3.57% *, 3/1/2030, US Bank NA (b)	260,000	260,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.48% *, 11/1/2030, Bank One Kentucky NA (b)	5,435,000	5,435,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.53% *, 7/1/2019, Bank One Kentucky NA (b)	1,695,000	1,695,000
Pendleton County, KY, Multi-County Lease Revenue, 3.5%, 9/7/2006	3,700,000	3,700,000

		11,090,000
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.41% *, 7/1/2022 (a)	1,470,000	1,470,000
Maryland 2.1%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.42% *, 1/1/2034, KBC Bank NV (b)	940,000	940,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 3.45% *, 4/1/2031, Branch Banking & Trust (b)	1,900,000	1,900,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.43% *, 10/15/2020	1,000,000	1,000,000

		3,840,000
Massachusetts 3.0%
Massachusetts, State Development Finance Agency Revenue:
Governor Dummer Academy, 3.45% *, 8/1/2036, Citizens Bank of MA (b)	1,500,000	1,500,000
YMCA Greater Worcester, 3.53% *, 9/1/2041, TD BankNorth NA (b)	4,000,000	4,000,000

		5,500,000
Michigan 2.8%
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.47% *, 4/20/2011	3,290,000	3,290,000
Michigan, State General Obligation, Series P-5-D, 144A, 3.42% *, 9/29/2006	1,800,000	1,800,000

		5,090,000
Minnesota 2.1%
Minnesota, General Obligation, Public Highway Improvements, Series R-4065, 144A, 3.45% *, 8/1/2023	3,855,000	3,855,000
Missouri 0.8%

Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.44% *, 4/1/2040 (a)	1,400,000	1,400,000
Nebraska 3.5%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT:
Series D, 3.49% *, 9/1/2034	2,357,500	2,357,500
Series E, 3.49% *, 9/1/2034	4,100,000	4,100,000

		6,457,500
New Hampshire 1.6%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.46% *, 9/1/2012, Wachovia Bank NA (b)	3,000,000	3,000,000
New Jersey 4.9%
New Jersey, Economic Development Authority, Keystone Project, 3.61%, 12/5/2006	1,000,000	1,000,000
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2494, 144A, 3.43% *, 12/15/2023 (a)	7,730,000	7,730,000
Series PA-802, 144A, 3.44% *, 12/15/2009 (a)	300,000	300,000

		9,030,000
New York 1.1%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,009,510
North Carolina 1.8%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.45% *, 12/1/2031, Branch Banking & Trust (b)	2,400,000	2,400,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage - United Methodist, Series B, 3.45% *, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		3,400,000
Ohio 3.7%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.42% *, 2/1/2035, National City Bank (b)	2,300,000	2,300,000
Cuyahoga County, OH, Industrial Development Revenue, King Nut Project, AMT, 3.52% *, 9/3/2026, National City Bank (b)	3,025,000	3,025,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 3.48% *, 9/1/2020, Fifth Third Bank (b)	645,000	645,000
Series B, 3.65% *, 9/1/2020, Fifth Third Bank (b)	850,000	850,000

		6,820,000
Oregon 0.9%
Oregon, State General Obligation, Veterans Welfare, Series 83, 3.43% *, 12/1/2039	350,000	350,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.45% *, 10/1/2023 (a)	1,290,000	1,290,000

		1,640,000
Pennsylvania 1.1%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.41% *, 12/1/2019, Bank of America NA (b)	525,000	525,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.46% *, 11/1/2017 (a)	1,275,000	1,275,000
Red Lion, PA, General Obligation, Area School District, 3.41% *, 5/1/2024 (a)	200,000	200,000

		2,000,000
Puerto Rico 0.6%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.41% *, 7/1/2020 (a)	1,150,000	1,150,000
South Carolina 1.5%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 3.51% *, 5/1/2017, LaSalle National Bank (b)	1,575,000	1,575,000
South Carolina, Jobs-Economic Development Authority, Industrial Revenue, Accutrex Products Precision, AMT, 3.53% *, 2/1/2026, PNC Bank NA (b)	1,125,000	1,125,000

		2,700,000
Tennessee 0.8%

Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, 3.58% *, 7/1/2031, Bank of America NA (b)	500,000	500,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.46% *, 5/1/2016	1,000,000	1,000,000

		1,500,000
Texas 16.0%
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	4,500,000	4,521,632
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	2,500,000	2,516,121
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.45% *, 2/15/2030	2,000,000	2,000,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.45% *, 2/15/2024	5,380,000	5,380,000
Richardson, TX, Independent School District, School Building, 4.5%, 2/15/2007 (a)	5,325,000	5,343,792
Texas, A & M University Revenues, Series 944, 144A, 3.47% *, 5/15/2013	1,795,000	1,795,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	2,500,000	2,522,613
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1408, 144A, 3.45% *, 8/15/2042 (a)	2,000,000	2,000,000
Texas, University of Texas Systems Revenue Financing, 3.45%, 9/6/2006	1,000,000	1,000,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.52% *, 6/1/2039	2,400,000	2,400,000

		29,479,158
Utah 3.8%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,011,922
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	5,000,000	5,033,001

		7,044,923
Vermont 0.3%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.66% *, 1/1/2008, State Street Bank & Trust Co. (b)	500,000	500,000
Virginia 0.6%
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.45% *, 1/1/2010, Branch Banking & Trust (b)	1,200,000	1,200,000
Washington 1.6%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 3.46% *, 9/1/2035, US Bank NA (b)	1,655,000	1,655,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.67% *, 10/1/2041, Wells Fargo Bank NA (b)	1,225,000	1,225,000

		2,880,000
Wisconsin 0.6%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 3.7% *, 9/1/2020, JPMorgan Chase Bank (b)	1,120,000	1,120,000
Multi-State 1.3%
Puttable Floating Options, Tax-Exempt Receipts, Series EC-001, 144A, 3.65% *, 10/1/2035	2,395,000	2,395,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 182,933,091)	99.1	182,933,091
Other Assets and Liabilities, Net	0.9	1,708,926

Net Assets	100.0	184,642,017

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	10.9

Financial Guaranty Insurance Company	3.1
Financial Security Assurance, Inc.	11.7
MBIA Corp.	1.2

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006